Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Procedures Related to the Grant of Certain Equity Awards
Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. Although we do not have a formal policy with respect to the timing of our equity award grants, the compensation committee has historically granted, or recommended to the Board to grant, awards on a consistent annual schedule and may make off cycle awards from time to time on an as-needed
basis. We typically make grants to our
non-employee
directors at the times specified in our
Non-Employee
Director Compensation Policy.
During 2025, we did not grant stock options to our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information.

Award Timing Method	During 2025, we did not grant stock options to our named executive officers during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form
8-K
that discloses material nonpublic information.
Award Timing Predetermined	true
Award Timing, How MNPI Considered	Our general practice is to not grant equity awards in anticipation of the release of material nonpublic information or time the release of material nonpublic information for the purpose of affecting the value of executive compensation. Although we do not have a formal policy with respect to the timing of our equity award grants, the compensation committee has historically granted, or recommended to the Board to grant, awards on a consistent annual schedule and may make off cycle awards from time to time on an as-needed
basis. We typically make grants to our
non-employee
directors at the times specified in our
Non-Employee
Director Compensation Policy.
MNPI Disclosure Timed for Compensation Value	false